Restricted Net Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
RESTRICTED NET ASSETS [Abstract]
Portion of net after-tax income to be allocated to statutory general reserve fund prior to payment of dividends under PRC laws and regulations	10.00%
Restricted portion of consolidated net assets, amount	$ 52.7
Restricted portion of consolidated net assets, ratio	157.00%